Private Placement Units; Restricted Class A Ordinary Shares	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Private Placement Units Restricted Class Ordinary Shares
Private Placement Units; Restricted Class A Ordinary Shares

Note 5 — Private Placement Units; Restricted Class A Ordinary Shares

Simultaneously with the consummation of the Initial Public Offering on February 9, 2026, the Sponsor and direct institutional investors purchased an aggregate of (a) 279,465 Private Placement Units and (b) 768,529 Restricted Class A Ordinary Shares, par value $0.0001 per share, of the Company, which shares shall be subject to (i) certain restrictions which only lapse upon the consummation of the initial Business Combination and (ii) surrender for nil consideration if an initial Business Combination is not consummated in accordance with the amended and restated memorandum and articles of association, at a price of $10.00 for each private placement security, generating gross proceeds of $2,794,650, in a Private Placement. Among the (i) 279,465 Private Placement Units and (ii) 768,529 Restricted Class A Ordinary Shares purchased by the Sponsor and direct institutional investors in the Private Placement, (w) institutional non-managing sponsor members indirectly hold 110,000 Private Placement Units and 302,500 Restricted Class A Ordinary Shares, (x) individual non-managing sponsor members indirectly hold 79,465 Private Placement Units, (y) managing sponsor members indirectly hold 40,000 Private Placement Units and 328,529 Restricted Class A Ordinary Shares, and (z) direct institutional investors directly hold 50,000 Private Placement Units and 137,500 Restricted Class A Ordinary Shares. Subject to each direct institutional investor and each non-managing sponsor member (through the sponsor) purchasing the Private Placement Securities allocated to them, the Sponsor has (i) sold, assigned and transferred 500,000 Founder Shares to the direct institutional investors for a nominal purchase price and (ii) issued Class A membership units representing 1,894,650 Founder Shares to the non-managing sponsor members for a nominal purchase price. Following these issuances, the direct institutional investors and non-managing sponsor members, in the aggregate, hold interests in 2,394,650 Founder Shares.

The proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Securities held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), the Founder Shares (as defined above) and private placement shares will not be entitled to liquidating distributions from the Trust Account, and the private placement warrants and private placement rights will expire worthless and the Restricted Class A Ordinary Shares will be surrendered for nil consideration to the Company. The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, that the Private Placement Units (including the

Class A Ordinary Shares issuable upon exercise of the Private Placement Units) will not be transferable, assignable or salable until 30 days after the completion of our initial Business Combination, and the Restricted Class A Ordinary Shares will not be transferable, assignable, or salable until 30 days after the completion of our initial Business Combination.

Each Private Placement Unit consists of one Class A Ordinary Share, one-half of one redeemable warrant (“Private Placement Warrant”), and one right to receive one-fifth (1/5) of a Class A Ordinary Share (“Private Placement Share Right”) upon the consummation of an initial Business Combination.

Note 5 — Private Placement Units; Restricted Class A Ordinary Shares

Simultaneously with the consummation of the Initial Public Offering on February 9, 2026, the Sponsor and direct institutional investors purchased an aggregate of (a) 279,465 Private Placement Units and (b) 768,529 Restricted Class A Ordinary Shares, par value $0.0001 per share, of the Company, which shares shall be subject to (i) certain restrictions which only lapse upon the consummation of the initial Business Combination and (ii) surrender for nil consideration if an initial business combination is not consummated in accordance with the amended and restated memorandum and articles of association, at a price of $10.00 for each private placement security, generating gross proceeds of $2,794,650, in a Private Placement. Among the (i) 279,465 Private Placement Units and (ii) 768,529 Restricted Class A Ordinary Shares purchased by the Sponsor and direct institutional investors in the Private Placement, (w) institutional non-managing sponsor members indirectly hold 110,000 Private Placement Units and 302,500 Restricted Class A Ordinary Shares, (x) individual non-managing sponsor members indirectly hold 32,000 Private Placement Units, (y) managing sponsor members indirectly hold 87,465 Private Placement Units and 328,529 Restricted Class A Ordinary Shares, and (z) direct institutional investors directly hold 50,000 Private Placement Units and 137,500 Restricted Class A Ordinary Shares. Subject to each direct institutional investor and each non-managing sponsor member (through the sponsor) purchasing the Private Placement Securities allocated to them, the Sponsor has (i) sold, assigned and transferred 500,000 Founder Shares to the direct institutional investors for a nominal purchase price and (ii) issue Class A membership units representing 1,500,000 Founder Shares to the non-managing sponsor members for a nominal purchase price. Following these issuances, the direct institutional investors and non-managing sponsor members, in the aggregate, hold interests in 2,000,000 Founder Shares.

Note 5 — Private Placement Units; Restricted Class A Ordinary Shares (cont.)

The proceeds from the sale of the Private Placement Units were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Securities held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), the Founder Shares (as defined above) and private placement shares will not be entitled to liquidating distributions from the Trust Account, and the private placement warrants and private placement rights will expire worthless and the Restricted Class A Ordinary Shares will be surrendered for nil consideration to the Company. The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, that the Private Placement Units (including the Class A Ordinary Shares issuable upon exercise of the Private Placement Units) will not be transferable, assignable or salable until 30 days after the completion of our initial Business Combination, and the Restricted Class A Ordinary Shares will not be transferable assignable or salable until 30 days after the completion of our initial Business Combination.

Each Private Placement Unit consists of one Class A Ordinary Share, one-half of one redeemable warrant (“Private Placement Warrant”), and one right to receive one-fifth (1/5) of a Class A Ordinary Share (“Private Placement Share Right”) upon the consummation of an initial Business Combination.